CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	2 Months Ended	12 Months Ended		43 Months Ended	2 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended		19 Months Ended	50 Months Ended
	Dec. 31, 2011	Oct. 31, 2011	Oct. 31, 2010	Dec. 31, 2011	Sep. 30, 2012 Successor [Member]	Jul. 31, 2012 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]
Cash flows from Operating Activities:
Net loss	$ (3,022)	$ (12,874)	$ (29,259)	$ (89,400)	$ 25,658	$ (4,751)	$ (14,958)	$ (15,322)	$ (19,796)	$ (35,118)	$ (39,869)
Adjustments to reconcile net loss to net cash used in operating activities
Bargain purchase gain					(89,553)	0	0				0
Changes in operating assets and liabilities:
Receivables								(82,411)	(3,725)	(86,136)
Other Assets: VAT receivable					(1,635)	42,227	(81,628)				(43,909)
Accounts Payable and Accrued expenses	90	(156)	1,702	6,765	41,906	(194,370)	211,151	204,176	0	204,176	9,806
Prepaid expenses	0	0	498	0
Net Cash used in operating activities	(2,932)	(13,030)	(27,059)	(82,635)	(23,624)	(156,894)	114,565	106,443	(23,521)	82,922	(73,972)
Cash flows from investing activities:
Cash paid for acquisition					(250,000)	0	0				0
Cash received in acquisition					11,524	0	0				0
Cash paid for purchase of property and equipment					(53,945)	0	(492,360)	(438,833)	(183,874)	(622,707)	(622,707)
Net Cash used in investing activities					(292,421)	0	(492,360)	(438,833)	(183,874)	(622,707)	(622,707)
Cash flows from financing activities:
Net advances from shareholder	0	14,000	13,000	42,000
Proceeds from issuance of stock	0	0	0	41,013	170,000	0	0				0
Capital contribution by non-controlling interest					(5,104)	164,888	347,579	327,578	207,472	535,050	699,938
Borrowings on debt					250,000	0	0				0
Net cash provided by financing activities	0	14,000	13,000	83,013	414,896	164,888	347,579	327,578	207,472	535,050	699,938
Other equity					42,491	1,875	32,408				8,265
Effect of exchange rate changes on cash								6,321	69	6,390
Net increase in cash	(2,932)	970	(14,059)	378	141,342	9,869	2,192	1,509	146	1,655	11,524
Cash, beginning	3,310	2,340	16,399	0	7,123	1,655	146	146	0	0	0
Cash, ending	378	3,310	2,340	378	148,465	11,524	2,338	1,655	146	1,655	11,524
Supplemental disclosures of cash flow information:
Cash paid for interest								0	0	0
Cash paid for income taxes								0	0	0
Non Cash Investing and Financing Activities:
Shareholders' paid in capital for acquisition of license								4,570	1,538,836	1,538,836
Convertible note issued for acquisition					$ 250,000	$ 0	$ 0				$ 0